Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies [Line Items]
Short-term investments	$ 9,768,835	$ 2,276,158
Interest income	117,213	107,510	$ 63,736
Allowance for doubtful accounts	125,448	114,486
Capitalization for lease	10,000
Warranty costs
Research and development expenses	$ 1,542,894	$ 1,892,532	$ 1,566,860
Tax benefit percentage	50.00%
VAT rates	13.00%	13.00%	13.00%
VAT tax refunds	$ 1,083,136	$ 1,061,843	$ 1,146,137
Revenue percentage	3.30%
Net income percentage	6.30%
Comprehensive income	$ 449,954	626,534	$ 451,465
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Deferred IPO cost		$ 701,396
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments ranging	3.40%
Revenue percentage	7.10%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Investments ranging	7.00%
Revenue percentage	11.20%